Stock-Based Compensation - Schedule of stock based compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 5,873	$ 4,425
Common Stock Options Issued By The Company [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	5,873	1,355
Performance-Based Milestone Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	0	1,125
Equity Awards Issued By BridgeBio Pharma [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	0	1,006
Amounts Recognized Under The Carve-Out Methodology [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 0	$ 939